Accrued Liabilities (Schedule of Accrued Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Accrued Liabilities, Current [Abstract]
Accrued compensation and benefits		$ 19.4	$ 13.3
Accrued property and equipment purchases		54.7	46.2
Network expense accruals		77.2	79.2
Other accrued taxes		12.7	9.3
Accrued professional fees		3.4	3.9
Other accruals		15.0	20.4
Total	$ 182.2	$ 182.4	$ 172.3